                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21488

Exact Name of Registrant
(as specified in charter): Cohen & Steers Utility Fund, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2004

Item 1. Schedule of Investments

--------------------------------------------------------------------------------
                        COHEN & STEERS UTILITY FUND, INC.

                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                    NUMBER                     DIVIDEND
                                                   OF SHARES      VALUE        YIELD(a)
                                                   ---------   -----------   ------------
COMMON STOCK                              79.51%(b)
    ELECTRIC -- INTEGRATED                62.32%
         Ameren Corp.............................     6,793    $   313,497       5.50%
         American Electric Power Co..............     9,307        297,452       4.38
         Cinergy Corp............................     7,370        291,852       4.75
         DTE Energy Co. .........................     7,483        315,708       4.88
         Dominion Resources......................     6,576        429,084       3.95
         Duke Energy Corp........................    22,809        522,098       4.81
         E.On AG (ADR)c..........................     1,350         99,495       3.81
         Edison International....................    11,761        311,784       3.02
         Entergy Corp............................     7,783        471,728       2.97
         Exelon Corp.............................    15,947        585,095       3.33
         FirstEnergy Corp........................     8,962        368,159       3.65
         FPL Group...............................     6,622        452,415       3.98
         Hawaiian Electric Industries............     1,190         31,583       4.67
         NiSource................................    10,095        212,096       4.38
         Pinnacle West Capital Corp..............     4,661        193,431       4.34
         PPL Corp. ..............................     7,329        345,782       3.48
         Progress Energy.........................     7,405        313,528       5.43
         Public Service Enterprise Group.........     8,538        363,719       5.16
         Puget Energy............................     7,214        163,758       4.41
         SCANA Corp..............................     4,917        183,601       3.91
         Scottish Power plc (ADR)(c).............     5,078        156,606       4.15
         Southern Co. ...........................    16,688        500,306       4.77
         TXU Corp................................    11,236        538,429       1.04
         Westar Energy...........................     9,377        189,415       3.76
         Xcel Energy.............................    17,365        300,762       4.79
                                                               -----------
                                                                 7,951,383
                                                               -----------

-------------------
(a) Dividend yield is computed by dividing the security's current annual dividend rate by the last sale price on the principal exchange, or market, on which such security trades.
(b) Percentages indicated are based on the net assets of the fund.
(c) American Depository Receipt.

--------------------------------------------------------------------------------
                                       2

--------------------------------------------------------------------------------
                        COHEN & STEERS UTILITY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                    NUMBER                     DIVIDEND
                                                   OF SHARES      VALUE         YIELD
                                                   ---------   -----------   ------------
    ELECTRIC -- DISTRIBUTION               7.38%
         Consolidated Edison.....................     8,826    $   371,045       5.38%
         Energy East Corp........................     7,606        191,519       4.13
         National Grid Transco plc (ADR)(a)......     2,956        126,605       4.97
         NSTAR...................................     2,566        125,991       4.52
         Pepco Holdings..........................     6,356        126,484       5.03
                                                               -----------
                                                                   941,644
                                                               -----------
    GAS -- DISTRIBUTION                    2.38%
         AGL Resources...........................     3,077         94,679       3.77
         Atmos Energy Corp.......................     1,532         38,591       4.84
         New Jersey Resources Corp...............     1,050         43,470       3.14
         Vectren Corp. ..........................     5,022        126,454       4.53
                                                               -----------
                                                                   303,194
                                                               -----------
    GAS -- INTEGRATED                      5.44%
         Energen Corp. ..........................     1,224         63,097       1.49
         Equitable Resources.....................     3,522        191,280       2.80
         KeySpan Corp. ..........................     4,029        157,937       4.54
         Sempra Energy...........................     7,799        282,246       2.76
                                                               -----------
                                                                   694,560
                                                               -----------
    PIPELINES                              1.99%
         Questar Corp............................     5,538        253,751       1.88
                                                               -----------
         TOTAL UTILITIES.........................               10,144,532
                                                               -----------
              TOTAL COMMON STOCK
                (Identified cost --$9,747,851)...               10,144,532
                                                               -----------


-------------------
(a) American Depository Receipt.

--------------------------------------------------------------------------------
                                       3

--------------------------------------------------------------------------------
                        COHEN & STEERS UTILITY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                    NUMBER                     DIVIDEND
                                                   OF SHARES      VALUE         YIELD
                                                   ---------   -----------   ------------
PREFERRED SECURITIES -- $25 PAR VALUE     15.17%
    AGRICULTURAL CHEMICALS                 0.69%
         Agrium, 8.00% (COPrS)(a)................     3,500    $    88,340       7.92%
                                                               -----------
    FINANCE                                0.27%
         MBNA Capital, 8.125%, Series D
            (TruPS)(b)...........................     1,300         34,710       7.60
                                                               -----------
    HOTEL                                  1.01%
         Ashford Hospitality Trust, 8.55%,
            Series A.............................     5,100        129,591       8.42
                                                               -----------
    MEDIA                                  3.46%
       CABLE TELEVISION                    2.86%
         Shaw Communications, 8.45%, Series A
            (COPrS)(a)...........................     5,297        133,220       8.39
         Shaw Communications, 8.50%, Series B
            (COPrS)(a)...........................     9,200        231,380       8.47
                                                               -----------
                                                                   364,600
                                                               -----------
       DIVERSIFIED SERVICES                0.60%
         Liberty Media Corp., 8.75% (CBTCS)(c)...       800         21,160       8.28
         Liberty Media Corp., 8.75% (PPLUS)(d)...     2,050         55,165       8.14
                                                               -----------
                                                                    76,325
                                                               -----------
         TOTAL MEDIA.............................                  440,925
                                                               -----------
    OFFICE                                 2.45%
         Corporate Office Properties Trust,
            8.00%, Series G......................     2,100         53,550       7.84
         CRT Properties, 8.50%, Series A.........     3,400         89,590       8.08
         Highwoods Properties, 8.00%,
            Series B.............................     2,500         62,925       7.95
         Highwoods Properties, 8.00%,
            Series D.............................     4,253        106,112       8.02
                                                               -----------
                                                                   312,177
                                                               -----------


-------------------
(a) (COPrS) Canadian Origin Preferred Securities.
(b) (TruPS) Trust Preferred Securities.
(c) (CBTCS) Corporate Backed Trust Certificates.
(d) (PPLUS) Preferred Plus Trust.

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                                       4

--------------------------------------------------------------------------------
                        COHEN & STEERS UTILITY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                    NUMBER                     DIVIDEND
                                                   OF SHARES      VALUE         YIELD
                                                   ---------   -----------   ------------
    REAL ESTATE                            4.69%
         Alexandria Real Estate Equities,
            8.375%, Series C.....................     3,550    $    93,187       7.96%
         CBL & Associates Properties, 7.75%,
            Series C.............................       900         23,589       7.40
         Innkeepers USA Trust, 8.00%,
            Series C.............................     7,300        184,690       7.91
         LTC Properties, 8.00%, Series F.........     1,500         38,130       7.87
         Maguire Properties, 7.625%, Series A....     3,650         90,885       7.67
         Mills Corp., 9.00%, Series C............     1,000         27,500       8.18
         Mills Corp., 8.75%, Series E............       300          8,100       8.11
         PS Business Parks, 7.95%, Series K......     1,300         33,963       7.68
         SL Green Realty Corp., 7.875%,
            Series D.............................     3,850         98,175       7.73
                                                               -----------
                                                                   598,219
                                                               -----------
    SHOPPING CENTER                        0.31%
       COMMUNITY CENTER
         Cedar Shopping Centers, 8.875%,
            Series A.............................     1,500         39,375       8.46
                                                               -----------
    UTILITIES                              2.29%
       ELECTRIC -- INTEGRATED              2.12%
         EIX Trust I, 7.875%, Series A...........     9,350        235,713       7.81
         Energy East Capital Trust I, 8.25%......     1,300         34,697       7.72
                                                               -----------
                                                                   270,410
                                                               -----------
       GAS -- DISTRIBUTION                 0.17%
         AGL Capital Trust II, 8.00% (TruPS)(a)..       800         21,256       7.53
                                                               -----------
         TOTAL UTILITIES.........................                  291,666
                                                               -----------
              TOTAL PREFERRED SECURITIES --
                $25 PAR VALUE
                (Identified cost --$1,920,568)...                1,935,003
                                                               -----------

-------------------
(a) (TruPS) Trust Preferred Securities.

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                                       5

--------------------------------------------------------------------------------
                        COHEN & STEERS UTILITY FUND, INC.

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                      PAR                      DIVIDEND
                                                     VALUE        VALUE         YIELD
                                                   ---------   -----------   ------------
PREFERRED SECURITIES -- CAPITAL TRUST      2.42%
    DIVERSIFIED FINANCIAL SERVICES         2.42%
         Old Mutual Capital Funding, 8.00%,
            due 5/29/49 (Eurobond)...............  $300,000    $   308,536       7.78%
                                                               -----------
              TOTAL PREFERRED
                SECURITIES -- CAPITAL TRUST
                (Identified cost -- $305,801)....                  308,536
                                                               -----------
TOTAL INVESTMENTS (Identified
  cost -- $11,974,220) ..................  97.10%               12,388,071(a)
OTHER ASSETS IN EXCESS OF LIABILITIES ...   2.90%                  370,476
                                          ------               -----------
NET ASSETS .............................. 100.00%              $12,758,547
                                          ------               -----------
                                          ------               -----------

-------------------
(a) At September 30, 2004, net unrealized appreciation was $413,851 based on cost for federal income tax purposes of $11,974,220. This consisted of aggregate gross unrealized appreciation on investments of $426,495 and aggregate gross unrealized depreciation on investments of $12,644.

--------------------------------------------------------------------------------
                                       6

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS UTILITY FUND, INC.

By: /s/ Robert H. Steers
    --------------------------------
        Name: Robert H. Steers
        Title: Chairman

        Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert H. Steers                          By:  /s/ Martin Cohen
    --------------------------------                   ---------------------------------------
        Name: Robert H. Steers                             Name: Martin Cohen
        Title: Chairman, Secretary and                     Title: President, Treasurer
                and principal executive officer             and principal financial officer

         Date: November 29, 2004

                                       8